Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 10/7/2019 1:19:38 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment